Other assets	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Other assets

15.	Other assets

The breakdown of “Other assets” is as follows:

In BRL thousands	2023	2022	2021

Other amounts receivable from customers	1,853,699	1,645,963	922,860
Prepaid expenses	1,272,342	1,031,104	797,365
Contractual Guarantees from Former Controlling Shareholders	496	496	496
Actuarial asset (Note 21)	338,820	292,770	287,808
Other receivables (1)	2,531,294	5,304,196	4,040,499
Total	5,996,651	8,274,529	6,049,028
(1)	Mainly represents the payment of premiums from the portfolio of payroll loans.